Long-term Bank Loans - Details of Repayment Schedule in Respect of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 9,789,518	$ 319,815	$ 9,642,021
Within 1 year [member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	747,422	24,418	2,143,168
1-5 years [member]
Disclosure of detailed information about borrowings [Line Items]
Bank loans	$ 9,042,096	$ 295,397	$ 7,498,853